EARNINGS/(LOSS) PER SHARE (Schedule of Profit After Tax Diluted Earnings Per Ordinary Share Calculation) (Details - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Profit/(loss) after tax for the period	$ (21,985)	$ 819
Fair value adjustments of derivative financial instruments related to Exchangeable Notes	0	(1,017)
Fair value adjustments of derivative financial instruments related to warrants	130	0
Cash interest expense for Exchangeable notes	292	1,998
Accretion interest on Exchangeable notes	84	323
Accretion interest on Convertible note	120	0
Cash interest expense for Convertible note	49	0
Adjusted profit/(loss) after tax	$ (21,310)	$ 2,123